Expense Example, No Redemption {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund - AMCIZ PRO-13 - Fidelity® Total International Equity Fund	Dec. 30, 2020 USD ($)
Fidelity Total International Equity Fund-Class A
Expense Example, No Redemption:
1 Year	$ 705
3 Years	1,030
5 Years	1,388
10 Years	2,394
Fidelity Total International Equity Fund-Class M
Expense Example, No Redemption:
1 Year	507
3 Years	888
5 Years	1,304
10 Years	2,463
Fidelity Total International Equity Fund-Class C
Expense Example, No Redemption:
1 Year	213
3 Years	720
5 Years	1,267
10 Years	2,759
Fidelity Total International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	112
3 Years	391
5 Years	699
10 Years	1,574
Fidelity Total International Equity Fund-Class Z
Expense Example, No Redemption:
1 Year	97
3 Years	351
5 Years	635
10 Years	$ 1,445